Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000
Previously Paid Amount	0
Total Fee Amount	7,655
Total Offset Amount	7,655
Net Fee	$ 0